Schedule of Investments (unaudited) December 31, 2020	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)	182,907	$39,153,073
General Dynamics Corp.	80,120	11,923,458
Lockheed Martin Corp.	84,864	30,125,023
Raytheon Technologies Corp.	523,469	37,433,268

		118,634,822

Air Freight & Logistics — 0.9%
FedEx Corp.	83,270	21,618,557
United Parcel Service Inc., Class B	246,520	41,513,968

		63,132,525

Automobiles — 3.0%
Ford Motor Co.	1,346,860	11,838,899
General Motors Co.	434,140	18,077,590
Tesla Inc.(a)(b)	261,378	184,446,613

		214,363,102

Banks — 4.5%
Bank of America Corp.	2,623,936	79,531,500
Citigroup Inc.	717,607	44,247,647
JPMorgan Chase & Co.	1,050,652	133,506,350
U.S. Bancorp.	472,507	22,014,101
Wells Fargo & Co.	1,425,071	43,008,643

		322,308,241

Beverages — 2.0%
Coca-Cola Co. (The)	1,333,113	73,107,917
PepsiCo Inc.	476,331	70,639,887

		143,747,804

Biotechnology — 2.1%
AbbVie Inc.	608,522	65,203,132
Amgen Inc.	200,662	46,136,207
Biogen Inc.(a)	53,040	12,987,375
Gilead Sciences Inc.	432,065	25,172,107

		149,498,821

Capital Markets — 1.6%
Bank of New York Mellon Corp. (The)	280,998	11,925,555
BlackRock Inc.(c)	48,888	35,274,648
Goldman Sachs Group Inc. (The)	118,594	31,274,423
Morgan Stanley	492,639	33,760,551

		112,235,177

Chemicals — 0.4%
Dow Inc.	255,667	14,189,518
DuPont de Nemours Inc.	252,943	17,986,777

		32,176,295

Communications Equipment — 0.9%
Cisco Systems Inc.	1,456,447	65,176,003

Consumer Finance — 0.6%
American Express Co.	224,804	27,181,052
Capital One Financial Corp.	157,656	15,584,295

		42,765,347

Diversified Financial Services — 2.2%
Berkshire Hathaway Inc., Class B(a)	670,789	155,535,845

Diversified Telecommunication Services — 2.1%
AT&T Inc.	2,456,182	70,639,794
Verizon Communications Inc.	1,426,314	83,795,948

		154,435,742

Security	Shares	Value

Electric Utilities — 1.5%
Duke Energy Corp.	253,671	$23,226,117
Exelon Corp.	336,258	14,196,813
NextEra Energy Inc.	675,252	52,095,692
Southern Co. (The)	364,064	22,364,451

		111,883,073

Electrical Equipment — 0.2%
Emerson Electric Co.	206,131	16,566,748

Energy Equipment & Services — 0.1%
Schlumberger Ltd.	479,803	10,474,100

Entertainment — 2.7%
Netflix Inc.(a)	152,277	82,340,742
Walt Disney Co. (The)(a)	624,035	113,062,662

		195,403,404

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.	153,110	34,367,070
Simon Property Group Inc.	113,017	9,638,090

		44,005,160

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	152,082	57,301,456
Walgreens Boots Alliance Inc.	247,725	9,879,273
Walmart Inc.	477,845	68,881,357

		136,062,086

Food Products — 0.5%
Kraft Heinz Co. (The)	223,349	7,741,276
Mondelez International Inc., Class A	492,947	28,822,611

		36,563,887

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	610,896	66,887,003
Danaher Corp.	217,918	48,408,305
Medtronic PLC	463,945	54,346,517

		169,641,825

Health Care Providers & Services — 2.0%
CVS Health Corp.	451,156	30,813,955
UnitedHealth Group Inc.	327,038	114,685,686

		145,499,641

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	256,824	55,109,294
Starbucks Corp.	404,549	43,278,652

		98,387,946

Household Products — 2.0%
Colgate-Palmolive Co.	295,448	25,263,758
Procter & Gamble Co. (The)	854,669	118,918,645

		144,182,403

Industrial Conglomerates — 1.6%
3M Co.	198,819	34,751,573
General Electric Co.	3,019,344	32,608,915
Honeywell International Inc.	241,857	51,442,984

		118,803,472

Insurance — 0.5%
Allstate Corp. (The)	104,806	11,521,323
American International Group Inc.	296,951	11,242,565
MetLife Inc.	263,664	12,379,025

		35,142,913

Interactive Media & Services — 8.1%
Alphabet Inc., Class A(a)	103,626	181,619,073
Alphabet Inc., Class C, NVS(a)	100,055	175,284,353

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Facebook Inc., Class A(a)	828,598	$226,339,830

		583,243,256

Internet & Direct Marketing Retail — 7.0%
Amazon.com Inc.(a)	147,001	478,771,967
Booking Holdings Inc.(a)	14,117	31,442,371

		510,214,338

IT Services — 5.9%
Accenture PLC, Class A	218,377	57,042,256
International Business Machines Corp.	307,129	38,661,399
Mastercard Inc., Class A	303,227	108,233,845
PayPal Holdings Inc.(a)	403,859	94,583,778
Visa Inc., Class A(b)	584,463	127,839,592

		426,360,870

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific Inc.	136,609	63,629,740

Machinery — 0.5%
Caterpillar Inc.	187,250	34,083,245

Media — 1.6%
Charter Communications Inc., Class A(a)	50,293	33,271,334
Comcast Corp., Class A	1,573,763	82,465,181

		115,736,515

Multiline Retail — 0.4%
Target Corp.	172,607	30,470,314

Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	663,525	56,034,686
ConocoPhillips	368,102	14,720,399
Exxon Mobil Corp.	1,457,384	60,073,369
Kinder Morgan Inc./DE	671,043	9,173,158

		140,001,612

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	778,889	48,314,485
Eli Lilly & Co.	273,662	46,205,092
Johnson & Johnson	907,382	142,803,779
Merck & Co. Inc.	872,049	71,333,608
Pfizer Inc.	1,915,863	70,522,917

		379,179,881

Road & Rail — 0.7%
Union Pacific Corp.	232,268	48,362,843

Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	1,412,495	70,370,501
NVIDIA Corp.	213,357	111,415,025
QUALCOMM Inc.	389,832	59,387,007
Texas Instruments Inc.	316,396	51,930,076

		293,102,609

Security	Shares	Value

Software — 10.7%
Adobe Inc.(a)	165,349	$82,694,342
Microsoft Corp.	2,605,945	579,614,287
Oracle Corp.	653,808	42,294,840
salesforce.com Inc.(a)	315,382	70,181,956

		774,785,425

Specialty Retail — 1.9%
Home Depot Inc. (The)	371,082	98,566,801
Lowe’s Companies Inc.	252,554	40,537,442

		139,104,243

Technology Hardware, Storage & Peripherals — 10.1%
Apple Inc.	5,508,555	730,930,163

Textiles, Apparel & Luxury Goods — 0.8%
Nike Inc., Class B	432,505	61,186,482

Tobacco — 1.0%
Altria Group Inc.	640,558	26,262,878
Philip Morris International Inc.	536,774	44,439,519

		70,702,397

Total Common Stocks — 99.9% (Cost: $5,709,478,496)		7,237,720,315

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	190,519,954	190,634,266
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,313,000	4,313,000

		194,947,266

Total Short-Term Investments — 2.7% (Cost: $194,937,372)		194,947,266

Total Investments in Securities — 102.6% (Cost: $5,904,415,868)		7,432,667,581

Other Assets, Less Liabilities — (2.6)%		(187,207,641)

Net Assets — 100.0%		$7,245,459,940

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$122,836,761	$67,741,577	(a)	$—		$38,333	$17,595	$190,634,266	190,519,954	$71,579	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,783,000	—		(4,470,000	)(a)	—	—	4,313,000	4,313,000	16,049		—
BlackRock Inc.	17,813,946	13,259,858		(10,222,771)		2,128,089	12,295,526	35,274,648	48,888	597,465		—

						$2,166,422	$12,313,121	$230,221,914		$685,093		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	41	03/19/21	$7,685	$89,396

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,237,720,315	$—	$—	$7,237,720,315
Money Market Funds	194,947,266	—	—	194,947,266

	$7,432,667,581	$—	$—	$7,432,667,581

Derivative financial instruments(a)
Assets
Futures Contracts	$89,396	$—	$—	$89,396

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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